Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$(104,285)	$(120,283)	$(123,074)
Denominator:
Weighted average shares, net of treasury shares – denominator for basic and diluted net loss per share	81,602	70,858	68,666

Net loss per share Basic and diluted	$(1.28)	$(1.70)	$(1.79)